COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)					3 Months Ended		12 Months Ended
	Jan. 02, 2021	Oct. 26, 2020	Oct. 30, 2019	Aug. 27, 2019	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Oct. 28, 2020	Sep. 07, 2020
Product Liability Contingency [Line Items]
Security deposit			$ 8,700						$ 55,000	$ 259
Rent expenses	$ 279	$ 5,500	$ 8,700	$ 259	$ 17,337	$ 8,700	$ 8,700	$ 43,500
Total rent expenses							38,591	43,500
Lease Expiration Date			Apr. 30, 2020
Principal Office [Member]
Product Liability Contingency [Line Items]
Security deposit			$ 8,700
Rent expenses			$ 8,700		0	8,700
Office Spacein Executive Suite [Member]
Product Liability Contingency [Line Items]
Security deposit										$ 259
Rent expenses	$ 279			$ 259	837	0
Verbal Agreement [Member]
Product Liability Contingency [Line Items]
Rent expenses							2,391	0
Operating Lease Agreement [Member]
Product Liability Contingency [Line Items]
Rent expenses							$ 27,500	$ 0
Operating Lease Agreement [Member] | Principal Office [Member]
Product Liability Contingency [Line Items]
Security deposit									$ 55,000
Rent expenses		$ 5,500			$ 16,500	$ 0